Redeemable Convertible Preferred Stock and Shareholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Redeemable Convertible Preferred Stock and Shareholders' Equity (Deficit)

11. Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)

The tables below represent a rollforward of the Redeemable Convertible Preferred Stock:

	Series A redeemable convertible preferred stock		Series B redeemable convertible preferred stock		Series B-1 redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2012	705,400	$1,358	694,000	$669	1,212,360	$1,360
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	52	—	19	—	37
Stock issuance costs	—	—	—	—	—	—
Conversion to common stock	(705,400)	(1,410)	(694,000)	(688)	(1,212,360)	(1,397)
Settlement of fractional shares upon conversion to common stock	—	—	—	—	—	—

Balances at September 30, 2013	—	$—	—	$—	—	$—

	Series C redeemable convertible preferred stock		Series C-1 redeemable convertible preferred stock		Series C-2 redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2012	4,546,360	$7,134	15,934,528	$34,201	18,617,020	$44,512
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	266	—	1,272	—	1,660
Stock issuance costs	—	—	—	—	—	—
Conversion to common stock	(4,546,360)	(7,400)	(15,934,528)	(35,473)	(18,617,020)	(46,172)
Settlement of fractional shares upon conversion to common stock	—	—	—	—	—	—

Balances at September 30, 2013	—	$—	—	$—	—	$—

	Series C-3 redeemable convertible preferred stock		Series D redeemable convertible preferred stock		Series E redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2012	13,297,872	$29,770	19,803,685	$76,252	38,095,239	$211,403
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	1,103	—	2,827	—	7,931
Stock issuance costs	—	—	—	—	—	—
Conversion to common stock	(13,297,872)	(30,873)	(19,803,685)	(79,078)	(38,095,239)	(219,332)
Settlement of fractional shares upon conversion to common stock	—	—	—	(1)	—	(2)

Balances at September 30, 2013	—	$—	—	$—	—	$—

	Series F redeemable convertible preferred stock
	Shares	Amount

Balances at December 31, 2012	—	$—
Issuance of shares	19,047,619	150,000
Accretion of dividends	—	3,224
Stock issuance costs	—	(3,148)
Conversion to common stock	(19,047,619)	(150,075)
Settlement of fractional shares upon conversion to common stock	—	(1)

Balances at September 30, 2013	—	$—

The Series F Redeemable Convertible Preferred Stock (“Series F”), Series E Redeemable Convertible Preferred Stock (“Series E”), Series D Redeemable Convertible Preferred Stock (“Series D”), Series C-3 Redeemable Convertible Preferred Stock (“Series C-3”), Series C-2 Redeemable Convertible Preferred Stock (“Series C-2”), Series C-1 Redeemable Convertible Preferred Stock (“Series C-1”), Series C Redeemable Convertible Preferred Stock (“Series C”), Series B-1 Redeemable Convertible Preferred Stock (“Series B-1”), Series B Redeemable Convertible Preferred Stock (“Series B”) and Series A Redeemable Convertible Preferred Stock (“Series A”) collectively are referred to as the “Series Preferred”.

Upon closing of the IPO on August 13, 2013, per the terms of the Series Preferred, all Series Preferred shares, including $68,850 of accrued but unpaid dividends thereon, automatically converted into 79,705,130 shares of common stock. Prior to conversion, the Series Preferred had optional redemption provisions whereby after May 25, 2016, but prior to the occurrence of a qualified IPO, the holders of greater than three-fourths of then issued and outstanding shares of the Series F, Series E, Series D, Series C-3, Series C-2, Series C-1 and Series C, voting as a separate class, could have elected by written notice to require the Company to redeem all of the then issued and outstanding shares of Series F, Series E, Series D, Series C-3, Series C-2, Series C-1 and Series C at an amount equal to the stated price adjusted for any stock dividends, combination or splits plus all accrued but unpaid dividends. Upon receipt of such written notice, the Company must notify the holders of the Series B-1, Series B and Series A of the redemption notice, upon which the holders of each of those classes could have required the Company to redeem all of the then issued and outstanding shares of such class. As a result of this optional redemption provision, the Company accreted changes in the redemption value from the date of issuance of all Series Preferred shares with a resultant change to additional paid-in capital or accumulated deficit in the absence of additional paid-in capital. As of December 31, 2012, $50,549 of cumulative dividends had been accreted to the redemption price for Series Preferred on the Company’s consolidated balance sheet.

10. Redeemable Convertible Preferred Stock and Shareholders’ Deficit

The tables below represent a rollforward of the Redeemable Convertible Preferred Stock:

	Series A redeemable convertible preferred stock		Series B redeemable convertible preferred stock		Series B-1 redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2010	705,400	$802	694,000	$609	1,212,360	$1,240
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	—	—	30	—	60
Stock issuance costs	—	—	—	—	—	—

Balances at December 31, 2011	705,400	802	694,000	639	1,212,360	1,300
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	556	—	30	—	60
Stock issuance costs	—	—	—	—	—	—

Balances at December 31, 2012	705,400	$1,358	694,000	$669	1,212,360	$1,360

	Series C redeemable convertible preferred stock		Series C-1 redeemable convertible preferred stock		Series C-2 redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2010	4,546,360	$6,346	15,934,528	$30,436	18,617,020	$39,605
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	383	—	1,828	—	2,382
Stock issuance costs	—	—	—	—	—	—

Balances at December 31, 2011	4,546,360	6,729	15,934,528	32,264	18,617,020	41,987
Issuance of shares	—	—	—	—	—	—
Accretion of dividends	—	405	—	1,937	—	2,525
Stock issuance costs	—	—	—	—	—	—

Balances at December 31, 2012	4,546,360	$7,134	15,934,528	$34,201	18,617,020	$44,512

	Series C-3 redeemable convertible preferred stock		Series D redeemable convertible preferred stock		Series E redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount

Balances at December 31, 2010	13,297,872	$26,489	11,240,794	$39,019	—	$—
Issuance of shares	—	—	8,562,891	28,942	22,285,716	117,000
Accretion of dividends	—	1,593	—	3,971	—	3,621
Stock issuance costs	—	—	—	(8)	—	(2,667)

Balances at December 31, 2011	13,297,872	28,082	19,803,685	71,924	22,285,716	117,954
Issuance of shares	—	—	—	—	15,809,523	83,000
Accretion of dividends	—	1,688	—	4,328	—	10,465
Stock issuance costs	—	—	—	—	—	(16)

Balances at December 31, 2012	13,297,872	$29,770	19,803,685	$76,252	38,095,239	$211,403

The Series E Redeemable Convertible Preferred Stock (“Series E”), Series D Redeemable Convertible Preferred Stock (“Series D”), Series C-3 Redeemable Convertible Preferred Stock (“Series C-3”), Series C-2 Redeemable Convertible Preferred Stock (“Series C-2”), Series C-1 Redeemable Convertible Preferred Stock (“Series C-1”), Series C Redeemable Convertible Preferred Stock (“Series C”), Series B-1 Redeemable Convertible Preferred Stock (“Series B-1”), Series B Redeemable Convertible Preferred Stock (“Series B”) and Series A Redeemable Convertible Preferred Stock (“Series A”) collectively shall be referred as the “Series Preferred”.

Rights, Preferences and Terms of Capital

The following is a summary of the current rights, preferences and terms of the Company’s outstanding equity instruments:

Liquidation Preference

In the event of any liquidation, dissolution, or winding up of the Company, distributions will first be made to the holders of the Series E, second to the holders of the Series D, third to the holders of the Series C-3, fourth to the holders of the Series C-2, fifth to the holders of the Series C-1, sixth to the holders of the Series C, seventh to the holders of Series B and B-1 together as a class, and eighth to the holders of the Series A, and thereafter to the holders of Series E, Series D, Series C-3, Series C-2, Series C-1, Series C, Series B, Series B-1, Series A and the common who shall receive all remaining funds available for distribution in proportion to the common held by each holder and the common that each of the holders of preferred shares have the right to acquire upon conversion of their preferred stock to common stock.

Optional Redemption

After May 25, 2016, but prior to the occurrence of a qualified IPO, the holders of greater than three-fourths of then issued and outstanding shares of the Series E, Series D, Series C-3, Series C-2, Series C-1 and Series C, voting as a separate class, may elect by written notice to require the Company to redeem all of the then issued and outstanding shares of Series E, Series D, Series C-3, Series C-2, Series C-1 and Series C at an amount equal to the stated price adjusted for any stock dividends, combination or splits plus all accrued but unpaid dividends. Upon receipt of such written notice, the Company must notify the holders of the Series B-1, Series B and Series A of the redemption notice, upon which the holders of each of those classes may require the Company to redeem all of the then issued and outstanding shares of such class.

As a result of this optional redemption provision, the Company accretes changes in the redemption value from the date of issuance of all Series Preferred shares with a resultant change to additional paid-in capital or accumulated deficit in the absence of additional paid-in capital. The following table represents the aggregate redemption price per share for each class of Series Preferred:

	December 31,
	2012	2011

Series E	5.62	5.41
Series D	3.86	3.64
Series C-3	2.24	2.12
Series C-2	2.40	2.26
Series C-1	2.15	2.03
Series C	1.58	1.49
Series B-1	1.14	1.09
Series B	1.02	0.98
Series A	1.99	1.88

The redemption will occur in the following order of preference: Series E, Series D, Series C-3, Series C-2, Series C-1, Series C, Series B-1 and Series B together as a class, and Series A.

Series A Redeemable Convertible Preferred Stock

Liquidity

In the event of any liquidation, dissolution, or winding up of the Company, all distributions will be made to Series A shareholders in the order described within Liquidation Preference above.

Voting

The holders of Series A shall be entitled to the number of votes on each matter submitted to a vote of the shareholders equal to the number of shares of common stock into which said shares could be converted. Any matter which requires approval of the Series Preferred shall require the approval of a majority of the outstanding Series Preferred.

Dividends

The holders of Series A shall be entitled to receive, when and if declared by the Board of Directors out of the retained earnings of the Company, dividends, payable in cash or shares of common stock, at the rate of six percent (6%) per annum on the Series A stated value. Once declared, dividends will be accrued and compounded annually from the initial date of issue. No dividends have been declared to date.

Conversion

The holders of Series A at any time may elect to convert all or any of their Series A into common stock, fully paid and nonassessable and free from all taxes, liens or charges. The Company will automatically convert all of the outstanding Series A into common stock upon the closing of a qualified IPO, or upon the written election of the holders of a majority of the outstanding Series A. Series A convert to common stock on a one to one basis and is subject to adjustment for stock splits and stock dividends. Upon automatic conversion of Series A, cumulative dividends are converted to common stock at a price per share equal to the fair market value of a common share at the time of conversion.

Series B and B-1 Redeemable Convertible Preferred Stock

Liquidity

In the event of any liquidation, dissolution, or winding up of the Company, all distributions will be made to Series B and B-1 shareholders in the order described within Liquidation Preference above.

Voting

The holders of Series B and B-1 shall be entitled to the number of votes on each matter submitted to a vote of the shareholders equal to the number of shares of common stock into which said shares could be converted. Any matter which requires approval of the Series Preferred shall require the approval of a majority of the outstanding Series Preferred.

Dividends

The holders of Series B and B-1 shall be entitled to receive, when and if declared by the Board of Directors out of the retained earnings of the Company, dividends, payable in cash or shares of common stock, at the rate of six percent (6%) per annum on the Series B and B-1 stated value. Once declared, dividends will be accrued annually from the initial date of issue and paid quarterly. No dividends have been declared to date.

Conversion

The holders of Series B and B-1 at any time may elect to convert all or any of their Series B and B-1 into common stock, fully paid and nonassessable and free from all taxes, liens or charges. The shares of Series B and B-1 shall be automatically converted into fully paid and nonassessable common stock upon the closing of a qualified IPO or at the election of the holders of a majority of the outstanding Series B and B-1. Series B and B-1 convert to common stock on a one to one basis and is subject to adjustment for stock splits and stock dividends. Upon automatic conversion of Series B and B-1, cumulative dividends are converted to common stock at a price per share equal to the fair market value of a common share at the time of conversion.

Series C Redeemable Convertible Preferred Stock

Liquidity

In the event of any liquidation, dissolution, or winding up of the Company, all distributions will be made to Series C shareholders in the order described within Liquidation Preference above.

Voting

The holders of Series C shall be entitled to the number of votes on each matter submitted to a vote of the shareholders equal to the number of shares of common stock into which said shares could be converted. Any matter which requires approval of the Series Preferred shall require the approval of a majority of the outstanding Series Preferred.

Dividends

The holders of Series C shall be entitled to receive, when and if declared by the Board of Directors out of the retained earnings of the Company, dividends, payable in cash or shares of common stock, at the rate of six percent (6%) per annum on the Series C stated value. Once declared, dividends will be accrued and compounded annually from the initial date of issue and paid quarterly. No dividends have been declared to date.

Conversion

The holders of Series C at any time may elect to convert all or any of their Series C into common stock, fully paid and nonassessable and free from all taxes, liens or charges. The shares of Series C shall be automatically converted into fully paid and nonassessable common stock upon the closing of a qualified IPO or at the election of the holders of a majority of the outstanding Series C. Series C convert to common stock on a one to one basis and is subject to adjustment for stock splits and stock dividends. Upon automatic conversion of Series C, cumulative dividends are converted to common stock at a price per share equal to the fair market value of a common share at the time of conversion.

Series C-1 Redeemable Convertible Preferred Stock

Liquidity

In the event of any liquidation, dissolution, or winding up of the Company, all distributions will be made to Series C-1 shareholders in the order described within Liquidation Preference above.

Voting

The holders of Series C-1 shall be entitled to the number of votes on each matter submitted to a vote of the shareholders equal to the number of shares of common stock into which said shares could be converted. Any matter which requires approval of the Series Preferred shall require the approval of a majority of the outstanding Series Preferred.

Dividends

The holders of Series C-1 shall be entitled to receive, when and if declared by the Board of Directors out of the retained earnings of the Company, dividends, payable in cash or shares of common stock, at the rate of six percent (6%) per annum on the Series C-1 stated value. Once declared, dividends will be accrued and compounded annually from the initial date of issue and paid quarterly. No dividends have been declared to date.

Conversion

The holders of Series C-1 at any time may elect to convert all or any of their Series C-1 into common stock, fully paid and nonassessable and free from all taxes, liens or charges. The shares of Series C-1 shall be automatically converted into fully paid and nonassessable common stock upon the closing of a qualified IPO or at the election of the holders of a majority of the outstanding Series C-1. Series C-1 converts to common stock on a one to one basis and is subject to adjustment for stock splits and stock dividends. Upon automatic conversion of Series C-1, cumulative dividends are converted to common stock at a price per share equal to the fair market value of a common share at the time of conversion.

Series C-2 Redeemable Convertible Preferred Stock

Liquidity

In the event of any liquidation, dissolution, or winding up of the Company, all distributions will be made to Series C-2 shareholders in the order described within Liquidation Preference above.

Voting

The holders of Series C-2 shall be entitled to the number of votes on each matter submitted to a vote of the shareholders equal to the number of shares of common stock into which said shares could be converted. Any matter which requires approval of the Series Preferred shall require the approval of a majority of the outstanding Series Preferred.

Dividends

The holders of Series C-2 shall be entitled to receive, when and if declared by the Board of Directors out of the retained earnings of the Company, dividends, payable in cash or shares of common stock, at the rate of six percent (6%) per annum on the Series C-2 stated value. Once declared, dividends will be accrued and compounded annually from the initial date of issue and paid quarterly. No dividends have been declared to date.

Conversion

The holders of Series C-2 at any time may elect to convert all or any of their Series C-2 into common stock, fully paid and nonassessable and free from all taxes, liens or charges. The shares of Series C-2 shall be automatically converted into fully paid and nonassessable common stock upon the closing of a qualified IPO or at the election of the holders of a majority of the outstanding Series C-2. Series C-2 converts to common stock on a one to one basis and is subject to adjustment for stock splits and stock dividends. Upon automatic conversion of Series C-2, cumulative dividends are converted to common stock at a price per share equal to the fair market value of a common share at the time of conversion.

Series C-3 Redeemable Convertible Preferred Stock

Liquidity

In the event of any liquidation, dissolution, or winding up of the Company, all distributions will be made to Series C-3 shareholders in the order described within Liquidation Preference above.

Voting

The holders of Series C-3 shall be entitled to the number of votes on each matter submitted to a vote of the shareholders equal to the number of shares of common stock into which said shares could be converted. Any matter which requires approval of the Series Preferred shall require the approval of a majority of the outstanding Series Preferred.

Dividends

The holders of Series C-3 shall be entitled to receive, when and if declared by the Board of Directors out of the retained earnings of the Company, dividends, payable in cash or shares of common stock, at the rate of six percent (6%) per annum on the Series C-3 stated value. Once declared, dividends will be accrued and compounded annually from the initial date of issue and paid quarterly. No dividends have been declared to date.

Conversion

The holders of Series C-3 at any time may elect to convert all or any of their Series C-3 into common stock, fully paid and nonassessable and free from all taxes, liens or charges. The shares of Series C-3 shall be automatically converted into fully paid and nonassessable common stock upon the closing of a qualified IPO or at the election of the holders of a majority of the outstanding Series C-3. Series C-3 converts to common stock on a one to one basis and is subject to adjustment for stock splits and stock dividends. Upon automatic conversion of Series C-3, cumulative dividends are converted to common stock at a price per share equal to the fair market value of a common share at the time of conversion.

Series D Redeemable Convertible Preferred Stock

Liquidity

In the event of any liquidation, dissolution, or winding up of the Company, all distributions will be made to Series D shareholders in the order described within Liquidation Preference above.

Voting

The holders of Series D shall be entitled to the number of votes on each matter submitted to a vote of the shareholders equal to the number of shares of common stock into which said shares could be converted. Any matter which requires approval of the Series Preferred shall require the approval of a majority of the outstanding Series Preferred.

Dividends

The holders of Series D shall be entitled to receive, when and if declared by the Board of Directors out of the retained earnings of the Company, dividends, payable in cash or shares of common stock, at the rate of six percent (6%) per annum on the Series D stated value. Once declared, dividends will be accrued and compounded annually from the initial date of issue and paid quarterly. No dividends have been declared to date.

Conversion

The holders of Series D at any time may elect to convert all or any of their Series D into common stock, fully paid and nonassessable and free from all taxes, liens or charges. The shares of Series D shall be automatically converted into fully paid and nonassessable common stock upon the closing of a qualified IPO or at the election of the holders of a majority of the outstanding Series D. Series D converts to common stock on a one to one basis and is subject to adjustment for stock splits and stock dividends. Upon automatic conversion of Series D, cumulative dividends are converted to common stock at a price per share equal to the fair market value of a common share at the time of conversion.

Series E Redeemable Convertible Preferred Stock

Liquidity

In the event of any liquidation, dissolution, or winding up of the Company, all distributions will be made to Series E shareholders in the order described within Liquidation Preference above.

Voting

The holders of Series E shall be entitled to the number of votes on each matter submitted to a vote of the shareholders equal to the number of shares of common stock into which said shares could be converted. Any matter which requires approval of the Series Preferred shall require the approval of a majority of the outstanding Series Preferred.

Dividends

The holders of Series E shall be entitled to receive, when and if declared by the Board of Directors out of the retained earnings of the Company, dividends, payable in cash or shares of common stock, at the rate of six percent (6%) per annum on the Series E stated value. Once declared, dividends will be accrued and compounded annually from the initial date of issue and paid quarterly. No dividends have been declared to date.

Conversion

The holders of Series E at any time may elect to convert all or any of their Series E into common stock, fully paid and nonassessable and free from all taxes, liens or charges. The shares of Series E shall be automatically converted into fully paid and nonassessable common stock upon the closing of a qualified IPO or at the election of the holders of a majority of the outstanding Series E. Series E converts to common stock on a one to one basis and is subject to adjustment for stock splits and stock dividends. Upon automatic conversion of Series E, cumulative dividends are converted to common stock at a price per share equal to the fair market value of a common share at the time of conversion.

The following table presents the aggregate and per-share amounts of arrearages in cumulative preferred dividends in ascending order of preference at December 31, 2012:

	Arrearage total	Arrearage per share

Series E Redeemable Convertible Preferred Shares	$14,086	$0.37
Series D Redeemable Convertible Preferred Shares	9,411	0.48
Series C-3 Redeemable Convertible Preferred Shares	4,819	0.36
Series C-2 Redeemable Convertible Preferred Shares	9,614	0.52
Series C-1 Redeemable Convertible Preferred Shares	9,222	0.58
Series C Redeemable Convertible Preferred Shares	2,162	0.48
Series B-1 Redeemable Convertible Preferred Shares	380	0.31
Series B Redeemable Convertible Preferred Shares	209	0.30
Series A Redeemable Convertible Preferred Shares	556	0.78

Of the arrearage amounts above, $50,459 has been accreted to the redemption price for each Series Preferred on the Company’s December 31, 2012 consolidated balance sheet.

All shares of common stock are subordinate to the preferred shares with respect to dividend rights and rights upon the event of liquidation, winding up and/or dissolution of the Company.